Note 15 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(
1
5
) Employee Benefit Plan

The Company offers a defined contribution
401
(k) Profit Sharing Plan (the Plan) which covers substantially all employees who meet certain age and service requirements. The Plan allows employees to make voluntary pre-tax salary deferrals to the Plan. The Company, at its discretion, may
elect to make an annual contribution to the Plan equal to a percentage of each participating employee’s salary. Such discretionary contributions must be approved by the Company’s board of directors. Employees are fully vested in the Company contributions after six
years of service. In
2018,
2017
and
2016,
the Company made total contributions of
$709,723,
$686,580
and
$408,303
to the Plan, respectively.